SunAmerica Asset Management, LLC

Harborside 5,185 Hudson Street, Suite 3300

Jersey City NJ 07311

(201)324-6378

(201)324-6364 Fax

Edward.Gizzi @AIG.com

Edward Gizzi

Assistant General Counsel

VIA EDGAR

January 28, 2020

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Equity Funds (the “Registrant”)

Securities Act File No. 033-08021

Investment Company Act File No. 811-04801

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its registration statement on Form N-1A (the “Amendment”), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that:

1. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment; and

2. the Amendment, which is designated as Post-Effective Amendment No. 78 under the 1933 Act and as Amendment No. 73 under the Investment Company Act of 1940, as amended, was filed electronically on January 27, 2020.

Should members of the Staff have any questions or comments, they should call the undersigned at (201) 324-6378.

Very Truly Yours,

/s/ Edward Gizzi
Edward Gizzi